Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 1,337	$ 2,526
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,469	1,324
Provision for deferred income taxes	232	517
Depreciation and amortization	1,024	883
Valuation adjustment of deferred tax assets	(1,000)	(1,000)
Net realized gains on available-for-sale securities	(16)	(1)
Net amortization on securities	1,059	732
Amortization of Capital issue costs	0	29
Valuation adjustment of other real estate owned	1,275	486
(Increase) decrease in interest receivable	(474)	(64)
(Increase) decrease in other assets	(175)	(399)
Increase (decrease) in interest, taxes and other liabilities	253	(1,581)
Net cash provided by operating activities	4,984	$ 3,452
Securities available for sale:
Proceeds from sale of debt and equity securities	1,025
Proceeds from maturities of debt and equity securities	17,759	$ 11,094
Purchase of debt and equity securities	(15,875)	(39,434)
(Purchase) redemption of other investments	175	(2,057)
Net (increase) in loans	(30,510)	(9,188)
Proceeds from sales of other real estate owned	3,447	3,547
Proceeds from cash surrender value of life insurance	0	360
Premises and equipment expenditures	(1,288)	(887)
Net Cash used in investing activities	(25,267)	(36,565)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease in certificates of deposit	(14,089)	(15,531)
Net increase in demand, savings and other deposits	25,504	10,754
Net increase (decrease) in short term borrowings	1	(3,449)
Net decrease in long-term debt	(52)	(52)
Net decrease in capital securities	0	(3,150)
Issuance of common stock	0	9,418
Issuance of preferred stock	0	6,938
Net cash provided by financing activities	11,364	4,928
Net increase (decrease) in cash and cash equivalents	(8,919)	(28,185)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	55,810	83,995
CASH AND CASH EQUIVALENTS AT END OF YEAR	46,891	55,810
Cash paid during the year for:
Interest	6,630	6,630
Income taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH TRANSACTIONS
Transfer of loans to other real estate owned	4,131	3,304
Loans originated from sales of other real estate owned	$ 390	$ 1,748